Financial Risk Management and Financial Instruments - Summary of Changes in Warrants Liability (Details) - Warrants - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Changes In Warrants Liability [Line Items]
Beginning balance	€ 98	€ 333	€ 346
Issuance of warrant for cash	0	15	0
Issuance of shares upon exercise of, or net settlement of, warrants	(267)	(303)	0
Non cash changes recognized in profit or loss
Changes in fair value	263	35	(39)
Effect of changes in foreign exchange rates	(5)	18	26
Ending balance	€ 89	€ 98	€ 333